Business Acquisitions - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 29, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Loan receivable from related party		4,483		4,483
Definite-lived intangible assets, value	345,810	163,266
Gain on bargain purchase		9,654
Vogins Technology (Shanghai) Co., Ltd ("Vogins")
Business Acquisition [Line Items]
Loan receivable from related party		4,483		4,483
Vogins Technology Co. Limited ("Vogins BVI")
Business Acquisition [Line Items]
Business acquisition, percentage acquired			90.60%
Business acquisition, purchase price			1,097
Noncontrolling interest, percentage			49.00%
Settlements of the preexisting relationships			13,894
Consideration transferred allocated to the business acquired			12,928
Consideration transferred allocated to the noncontrolling interest obtained			2,063
Carrying value of interest in the acquire before acquisition date			520
Far value in excess of carrying amount in the acquire			1,543
Total of acquisition date fair value of the consideration transferred, settlements of the preexisting relationships, and noncontrolling interest in the acquired company			14,344
Noncontrolling interest, percentage			9.40%
9.4% noncontrolling interest			1,416
Fair value estimates, discount rate			27.74%
Fair value estimates, long-term sustainable growth rate			3.00%
Definite-lived intangible assets, value			16,374
Acquired intangible assets useful life			3 years
Gain on bargain purchase		9,654	9,654
Business acquisition related cost		30
Revenue of the acquiree since acquisition date included in the consolidated income statement				1,337
Net income of the acquiree since acquisition date included in the consolidated income statement				851
Vogins Technology Co. Limited ("Vogins BVI") | Vogins Technology (Shanghai) Co., Ltd ("Vogins")
Business Acquisition [Line Items]
Loan receivable from related party			4,483
Software and related technical services, contractual term			3 years
Vogins Technology Co. Limited ("Vogins BVI") | Gaintech Co. Limited (Gaintech)
Business Acquisition [Line Items]
Business acquisition, percentage acquired			82.60%